Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 8	$ 43	$ 9	$ 128	$ 199	$ 812
General and administrative	133	64	216	108	432	573
Total operating expenses	141	107	225	236	631	1,385
Financial expenses, net	85	30	205	59	285	92
Net loss	$ 226	$ 137	$ 430	$ 295	$ 916	$ 1,477
Net loss per share:
Basic and Diluted loss per share	$ 0.02	$ 0.01	$ 0.04	$ 0.03	$ 0.09	$ 0.14
Weighted average number of Common Stocks used in computing basic and diluted net loss per share	10,441,251	10,441,251	10,441,251	10,441,251	10,441,251	10,441,251
Available-for-sale investments:
Changes in net unrealized (gain) loss from investment in Parent Company		$ 27		$ 69	$ (34)	$ 136
Total other comprehensive (income) loss		27		69	(34)	136
Comprehensive loss	$ 226	$ 164	$ 430	$ 364	$ 882	$ 1,613